Description of Business	12 Months Ended
Dec. 31, 2020
Description of Business
Description of Business

Description of Business

Calliditas Therapeutics AB (publ) (“Calliditas” or the “Parent Company”), with corporate registration number 556659-9766, and its subsidiaries (collectively, the “Group”) conduct development activities in pharmaceuticals. These consolidated financial statements encompass the Group, domiciled in Stockholm, Sweden, and its subsidiaries for the year ended December 31, 2020, December 31, 2019 and December 31, 2018. Calliditas is clinical-stage biopharmaceutical company focused on identifying, developing and commercializing novel treatments in orphan indications, with an initial focus on renal and hepatic diseases with significant unmet medical needs. The registered address of the corporate headquarters is Kungsbron 1, D5, Stockholm, Sweden.

Calliditas was founded as a public limited liability company under the laws of Sweden on February 20, 2004 under the name Pharmalink AB and registered with the Swedish Companies Registration Office on April 15, 2004. As of December 31, 2020, Calliditas is the Parent Company of three subsidiaries located in Sweden, France and in the United States. The Swedish subsidiary is Nefecon AB which is conducting no operating activities. The subsidiary in the United States is Calliditas Therapeutics Inc which is conducting pre-commercialization activities in the United States. In November 2020, Calliditas acquired a controlling interest in Genkyotex SA located in France. For the year ended December 31, 2020, Pharmalink Oncology AS ceased through voluntary liquidation, as no operations were conducted.

The Board of Directors (the “Board”) originally approved, and authorized for issuance, these consolidated financial statements on April 27, 2021, which were presented for adoption at the Annual General Meeting on May 27, 2021. Subsequently, financial statements for the year ending December 31, 2018 were added, and this version, including three years of income, comprehensive income, cash flows and changes in shareholders equity, was approved and authorized for issuance on January 14, 2022.